Significant Accounting Policies (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Deposits held	$ 63,939	$ 500,000
Amount not covered by guarantee	325,712
Allowance for expected credit losses	$ 4,834